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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                                         SEC File Number 0-17539

                                   FORM 12b-25
                           NOTIFICATION OF LATE FILING

                               (Check One):
[ ] Form 10-KSB     [ ] Form 11-K       [ ] Form 20-F       [X] Form 10-QSB
                   For Period Ended: September 30, 1998

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  Read Attached Instruction Sheet Before Preparing Form. Please Print or Type.

            Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

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         If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:  N/A



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Part I -  Registrant Information
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Full Name of Registrant                 Madison Bancshares Group, Ltd.
                                        ------------------------------
Former Name If Applicable                           N/A
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Address of Principal Executive Office
   (Street and Number)                    1767 Sentry Parkway West
                                        ------------------------------
City, State and Zip Code                Blue Bell, Pennsylvania 19422
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Part II - Rules 12b-25 (b) and (c)
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         If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

              (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

              (b) The subject annual report/portion  thereof will be filed on or before the fifteenth calendar day following the prescribed
         [X] due date; or the subject quarterly report/portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

              (c) The  accountant's  statement or other exhibit required by Rule
                  12b-25(c) has been attached if applicable.



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Part III - Narrative
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Due to the existence of certain circumstances beyond the control of the registrant, it was difficult, if not impossible, for the registrant to file its quarterly report on Form 10-QSB by September 30, 1998. The registrant is in the process of amending its financial statements for the applicable period to properly restate certain income statement items.

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Part IV - Other Information
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(1)      Name and telephone number of person to contact in regard to this notification


         E. Cheryl Hinkle              (215)                       641-1111
         ----------------           -----------              -----------------
              (Name)                (Area Code)              (Telephone Number)

(2) Have all other periodic reports required (under Section 13 or 15(d) of the Securities Exchange Act of 1934) during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) been filed? If answer no identify reports(s). [ X ] Yes [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [ ] Yes [ X ] No

                         MADISON BANCSHARES GROUP, LTD.
                  -------------------------------------------
                  (Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.



Date: November 16, 1998                     By:/s/ E. CHERYL HINKLE
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                                                 E. Cheryl Hinkle
                                                 Vice President